Other Financial Expenses, net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Income Statement Expense, Caption [Line Items]
Foreign exchange gain / (loss)	$ 1.4	$ (0.2)	$ 1.5	$ (2.3)
Yard cost cover expense	0.0	(5.6)	0.0	(11.2)
Unrealized gain on marketable securities	0.0	0.3	0.0	0.3
Other financial (expenses)/income	(0.3)	0.6	(4.3)	(0.9)
Bank commitment, guarantee and other fees	(0.8)	(0.9)	(2.1)	(1.9)
Total	0.3	$ (5.8)	(4.9)	$ (16.0)
Premium paid convertible bonds repurchased			$ 2.3
Mexico
Disaggregation of Income Statement Expense, Caption [Line Items]
Other financial (expenses)/income	$ 4.4